1. Description of Business and Basis of Presentation (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net income	$ 111	$ 93	$ 72	$ 17	$ 24	$ 41	$ 0	$ (41)	$ 293	$ 24
Cash on hand	558				722				558	722	646
Total outstanding debt	5,802				3,239				5,802	3,239
Commitments to lend									1,745	1,449
Credit line availability	$ 1,500				$ 1,500				$ 1,500	$ 1,500